Employment Benefits - Summary of Expense Relating to Defined Benefit Plans by Nature (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Defined benefit	₩ 534,862	₩ 473,369	₩ 400,985
Cost of sales [member]
Disclosure of defined benefit plans [line items]
Defined benefit	384,386	340,165	285,209
Selling and administrative expenses [member]
Disclosure of defined benefit plans [line items]
Defined benefit	99,838	87,815	73,521
Others (Construction-in-progress and others) [member]
Disclosure of defined benefit plans [line items]
Defined benefit	₩ 50,638	₩ 45,389	₩ 42,255